Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of classes of share capital

Authorised share capital:	2022 £’000	2021 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2022 No.	£’000	2021 No.	£’000
Class A ordinary shares	40,666,258	813	37,841,734	756
Class B ordinary shares	16,097,612	322	17,876,722	358
Ordinary shares of £0.02 each	56,763,870	1,135	55,718,456	1,114